SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member] | Derivative [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	943,821	689,231
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	$ 943,821	$ 689,231